October 31, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares U.S. Equity Factor Rotation Active ETF | DYNF | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
iShares U.S. Equity Factor Rotation Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Communication Services — 12.9%
Alphabet Inc., Class A	3,153,765	$886,807,180
Alphabet Inc., Class C, NVS	1,966,395	554,169,439
AT&T Inc.	12,009,837	297,243,466
Comcast Corp., Class A	9,263,195	257,841,033
Fox Corp., Class A, NVS	104,229	6,738,405
Meta Platforms Inc., Class A	1,434,212	929,871,350
Netflix Inc.(a)	448,780	502,121,991
ROBLOX Corp., Class A(a)	503,421	57,249,036
T-Mobile U.S. Inc.	836	175,602
Verizon Communications Inc.	5,525,370	219,578,204
Walt Disney Co. (The)	259,143	29,184,684
		3,740,980,390
Consumer Discretionary — 9.4%
Amazon.com Inc.(a)	5,403,680	1,319,686,730
Booking Holdings Inc.	76,433	388,106,901
Carvana Co., Class A(a)	9,287	2,846,837
Coupang Inc.(a)	45	1,439
General Motors Co.	517,776	35,773,144
Hilton Worldwide Holdings Inc.	720	185,011
Home Depot Inc. (The)	552,831	209,849,119
Lennar Corp., Class A	142,848	17,680,297
Macy's Inc.	90	1,754
McDonald's Corp.	152	45,361
Royal Caribbean Cruises Ltd.	208,844	59,902,725
Tesla Inc.(a)	1,535,598	701,092,623
		2,735,171,941
Consumer Staples — 2.4%
Altria Group Inc.	4	226
Coca-Cola Co. (The)	1,140	78,546
Costco Wholesale Corp.	265,217	241,732,035
Philip Morris International Inc.	2,288	330,227
Procter & Gamble Co. (The)	876,528	131,803,515
Walmart Inc.	3,277,017	331,568,580
		705,513,129
Energy — 1.7%
Chevron Corp.	444	70,028
ConocoPhillips	123,871	11,007,177
Exxon Mobil Corp.	4,221,094	482,724,310
Valero Energy Corp.	44	7,460
		493,808,975
Financials — 16.9%
Allstate Corp. (The)	192,729	36,911,458
American Express Co.	8	2,886
American International Group Inc.	2,976,127	234,994,988
Bank of America Corp.	9,465,505	505,931,242
Berkshire Hathaway Inc., Class B(a)	1,525,865	728,661,572
Capital One Financial Corp.	1,420,108	312,409,559
Citigroup Inc.	3,348,628	338,981,613
Goldman Sachs Group Inc. (The)	397,695	313,928,502
Hartford Insurance Group Inc. (The)	2,887,589	358,580,802
Huntington Bancshares Inc./Ohio	416,931	6,437,415
JPMorgan Chase & Co.	3,750,310	1,166,796,447
Mastercard Inc., Class A	620	342,234
MetLife Inc.	44	3,512
Morgan Stanley	24	3,936
NU Holdings Ltd./Cayman Islands, Class A(a)	315	5,075
Progressive Corp. (The)	819,690	168,856,140
Robinhood Markets Inc., Class A(a)	140,313	20,595,142
SoFi Technologies Inc.(a)(b)	1,031,603	30,617,977
Security	Shares	Value
Financials (continued)
Travelers Companies Inc. (The)	1,346,267	$361,634,242
Visa Inc., Class A	696,787	237,423,202
Wells Fargo & Co.	1,049,553	91,279,624
		4,914,397,568
Health Care — 5.5%
AbbVie Inc.	151,442	33,020,414
Boston Scientific Corp.(a)	2,159,109	217,465,459
Contra Abiomed Inc.(c)	53	122
Eli Lilly & Co.	105,765	91,260,388
Exelixis Inc.(a)	151,366	5,853,323
Gilead Sciences Inc.	932,684	111,726,216
Intuitive Surgical Inc.(a)	344,001	183,792,854
Johnson & Johnson	2,536,975	479,158,468
Medtronic PLC	493,967	44,802,807
Merck & Co. Inc.	1,496	128,626
Pfizer Inc.	7,889,854	194,484,901
Thermo Fisher Scientific Inc.	311,959	177,002,417
UnitedHealth Group Inc.	199,828	68,253,252
		1,606,949,247
Industrials — 6.7%
Automatic Data Processing Inc.	187,204	48,729,201
Caterpillar Inc.	436,751	252,118,882
Deere & Co.	456,541	210,753,022
Eaton Corp. PLC	630,932	240,738,414
GE Vernova Inc.	157,748	92,304,665
General Electric Co.	570,334	176,204,689
Honeywell International Inc.	73,664	14,830,773
PACCAR Inc.	44	4,330
Parker-Hannifin Corp.	517,651	400,056,222
RTX Corp.	1,191,268	212,641,338
Trane Technologies PLC	507,636	227,750,891
Uber Technologies Inc.(a)	379,187	36,591,546
Union Pacific Corp.	208,356	45,915,412
United Parcel Service Inc., Class B	8	771
Waste Management Inc.	8	1,598
		1,958,641,754
Information Technology — 38.8%
Advanced Micro Devices Inc.(a)	979,364	250,834,708
Amphenol Corp., Class A	1,584,005	220,715,257
Apple Inc.	8,671,307	2,344,461,273
Applied Materials Inc.	1,172,576	273,327,466
AppLovin Corp., Class A(a)	196,466	125,213,676
Astera Labs Inc.(a)	48,075	8,974,641
Broadcom Inc.	2,367,450	875,080,543
Cisco Systems Inc.	11,795,133	862,342,174
Corning Inc.	896,796	79,886,588
Crowdstrike Holdings Inc., Class A(a)	25,734	13,973,819
Dell Technologies Inc., Class C	44	7,128
Fortinet Inc.(a)	122,551	10,592,083
Hewlett Packard Enterprise Co.	287	7,008
International Business Machines Corp.	704	216,417
Intuit Inc.	8	5,340
Micron Technology Inc.	794,589	177,805,180
Microsoft Corp.	3,980,960	2,061,380,897
Nutanix Inc., Class A(a)	90	6,412
Nvidia Corp.	13,109,167	2,654,475,226
Oracle Corp.	737,400	193,648,614
Palantir Technologies Inc., Class A(a)	1,753,325	351,489,063
Qualcomm Inc.	2,772	501,455
Salesforce Inc.	1,853,860	482,763,683
Seagate Technology Holdings PLC	107,690	27,555,717

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares U.S. Equity Factor Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Information Technology (continued)
ServiceNow Inc.(a)	188,303	$173,103,182
Snowflake Inc.(a)	20	5,498
Strategy Inc., Class A(a)(b)	93,416	25,176,546
Western Digital Corp.	302,206	45,394,363
		11,258,943,957
Materials — 0.5%
CRH PLC	287,482	34,239,106
Newmont Corp.	1,266,748	102,568,586
Solstice Advanced Materials Inc.(a)(b)	18,416	830,009
		137,637,701
Real Estate — 2.2%
Millrose Properties Inc.	4	129
Prologis Inc.	1,597,020	198,174,212
Realty Income Corp.	4,481,740	259,851,285
VICI Properties Inc., Class A	131,615	3,947,134
Welltower Inc.	898,230	162,615,559
		624,588,319
Utilities — 2.4%
Duke Energy Corp.	3,822,220	475,101,946
Exelon Corp.	1,569,004	72,362,465
NextEra Energy Inc.	1,893,915	154,164,681
NRG Energy Inc.	6,977	1,199,067
Southern Co. (The)	1,052	98,930
Vistra Corp.	349	65,717
		702,992,806
Total Long-Term Investments — 99.4% (Cost: $23,795,684,516)		28,879,625,787
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(d)(e)(f)	27,361,549	$27,375,230
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(d)(e)	35,510,000	35,510,000
Total Short-Term Securities — 0.2% (Cost: $62,885,172)		62,885,230
Total Investments — 99.6% (Cost: $23,858,569,688)		28,942,511,017
Other Assets Less Liabilities — 0.4%		107,927,193
Net Assets — 100.0%		$29,050,438,210

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$574,019	$26,803,995 (a)	$—	$(2,842)	$58	$27,375,230	27,361,549	$12,210 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	170,520,000	—	(135,010,000)(a)	—	—	35,510,000	35,510,000	2,011,906	—
				$(2,842)	$58	$62,885,230		$2,024,116	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares U.S. Equity Factor Rotation Active ETF

Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$28,879,625,665	$—	$122	$28,879,625,787
Short-Term Securities
Money Market Funds	62,885,230	—	—	62,885,230
	$28,942,510,895	$—	$122	$28,942,511,017

Portfolio Abbreviation
NVS	Non-Voting Shares